Contract Assets, Net and Liabilities - Schedule of Movement of Contract Assets (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Movement of Contract Assets [Abstract]
Balance at beginning of the year/period	$ 466,917	$ 1,060,590
Additions	26,533,591	53,151,084
Reclassified to receivables due to billings	(26,266,980)	(53,744,757)
Total	$ 733,528	$ 466,917